DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 10.5%
Aurizon Holdings Ltd.	598,882	$1,521,026
BHP Group Ltd.	1,647,442	55,780,470
Coles Group Ltd.	434,166	5,475,615
Evolution Mining Ltd.	596,601	1,848,584
Fortescue Metals Group Ltd.	551,103	7,258,330
Medibank Pvt Ltd.	896,662	2,069,108
Rio Tinto Ltd.	120,813	10,359,724
Wesfarmers Ltd.	369,012	12,904,011

(Cost $93,304,886)		97,216,868

Austria - 0.2%
OMV AG
(Cost $2,553,326)	47,939	2,281,956

Belgium - 0.4%
Etablissements Franz Colruyt NV	17,405	697,519
Solvay SA	24,126	2,702,246

(Cost $3,502,217)		3,399,765

Chile - 0.3%
Antofagasta PLC
(Cost $2,363,841)	128,322	2,618,799

Denmark - 0.3%
Tryg A/S
(Cost $2,706,216)	117,195	2,665,071

Finland - 1.4%
Elisa OYJ	46,284	2,575,917
Fortum OYJ	144,592	3,059,725
Orion OYJ, Class B	34,565	1,630,195
UPM-Kymmene OYJ	173,716	6,048,655

(Cost $13,097,295)		13,314,492

France - 7.7%
AXA SA	633,551	17,274,206
Bouygues SA	74,678	2,685,785
Danone SA	212,617	12,969,854
Sanofi	370,076	38,852,633

(Cost $67,613,556)		71,782,478

Germany - 5.9%
Allianz SE	132,926	30,353,208
BASF SE	298,910	19,892,350
Evonik Industries AG	68,250	2,061,345
GEA Group AG	49,942	2,191,627

(Cost $52,905,539)		54,498,530

Hong Kong - 3.8%
BOC Hong Kong Holdings Ltd.	1,204,303	4,330,972
CK Infrastructure Holdings Ltd.	215,700	1,338,860
CLP Holdings Ltd.	534,431	5,440,954
Hang Lung Properties Ltd.	658,878	1,381,218
Hang Seng Bank Ltd.	248,892	4,593,243
Henderson Land Development Co. Ltd.	472,678	1,966,039
HKT Trust & HKT Ltd.(a)	1,233,098	1,663,342
Power Assets Holdings Ltd.	451,507	2,845,863
Sino Land Co. Ltd.	1,083,498	1,363,091
SITC International Holdings Co. Ltd.	436,510	1,793,257
Sun Hung Kai Properties Ltd.	424,371	4,936,883
Wharf Real Estate Investment Co. Ltd.	543,432	2,437,679
Xinyi Glass Holdings Ltd.	589,800	1,566,268

(Cost $36,038,293)		35,657,669

Italy - 3.7%
Assicurazioni Generali SpA(b)	360,157	7,172,291
Enel SpA	2,646,978	19,619,401
Snam SpA	656,189	3,659,363
Terna - Rete Elettrica Nazionale	458,012	3,777,013

(Cost $37,352,793)		34,228,068

Japan - 17.4%
Asahi Kasei Corp.	408,274	3,819,537
Bridgestone Corp.	185,800	7,622,357
Concordia Financial Group Ltd.	354,300	1,448,885
Daiwa House Industry Co. Ltd.	184,271	5,230,145
Honda Motor Co. Ltd.	530,500	16,236,271
Iida Group Holdings Co. Ltd.	47,900	882,932
ITOCHU Corp.	386,800	12,570,370
Kajima Corp.	146,200	1,959,911
KDDI Corp.	524,900	17,117,642
Kirin Holdings Co. Ltd.	267,700	4,433,581
Mitsubishi Gas Chemical Co., Inc.	51,397	909,014
Mitsui & Co. Ltd.	507,800	12,633,826
Mitsui Chemicals, Inc.	59,900	1,527,990
MS&AD Insurance Group Holdings, Inc.	144,900	4,912,824
Nintendo Co. Ltd.	35,900	18,084,810
Nippon Telegraph & Telephone Corp.	389,000	11,122,006
Obayashi Corp.	211,300	1,763,050
Sekisui House Ltd.	200,524	4,084,474
SoftBank Corp.	934,700	11,771,499
Sompo Holdings, Inc.	101,800	4,437,039
T&D Holdings, Inc.	172,524	2,522,513
Taisei Corp.	62,100	2,056,970
Tokio Marine Holdings, Inc.	204,276	11,659,739
Tosoh Corp.	84,620	1,313,658
USS Co. Ltd.	71,400	1,180,339

(Cost $150,293,187)		161,301,382

Netherlands - 1.6%
Koninklijke Ahold Delhaize NV	340,343	10,504,874
NN Group NV	87,929	4,225,034

(Cost $13,381,565)		14,729,908

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $1,732,661)	608,477	1,855,100

Norway - 0.8%
Aker BP ASA	41,004	1,275,306
Gjensidige Forsikring ASA	65,047	1,611,816
Orkla ASA	244,400	2,294,016

Yara International ASA	53,867	2,744,300

(Cost $8,040,979)		7,925,438

Singapore - 2.6%
Oversea-Chinese Banking Corp. Ltd.	1,101,907	9,473,097
Singapore Exchange Ltd.	261,550	1,799,608
Singapore Technologies Engineering Ltd.	508,100	1,429,844
United Overseas Bank Ltd.	384,100	8,463,244
Venture Corp. Ltd.	90,100	1,163,544
Wilmar International Ltd.	625,200	2,017,294

(Cost $21,886,504)		24,346,631

Spain - 3.1%
Enagas SA	80,968	1,721,102
Endesa SA	103,371	2,283,231
Iberdrola SA	1,895,663	21,675,354
Red Electrica Corp. SA	140,845	2,819,865

(Cost $27,530,519)		28,499,552

Sweden - 0.8%
Electrolux AB, Class B(b)	73,366	1,327,292
Lundin Energy AB	65,138	2,413,464
Securitas AB, Class B	101,875	1,240,759
Tele2 AB, Class B	162,963	2,171,240

(Cost $7,660,634)		7,152,755

Switzerland - 15.6%
Adecco Group AG	52,023	2,468,888
Baloise Holding AG	14,906	2,503,695
Holcim Ltd.	170,370	8,558,890
Novartis AG	532,773	46,654,295
Roche Holding AG	109,477	41,746,720
Swiss Life Holding AG	10,262	6,268,270
Swiss Re AG	98,153	9,395,386
Swisscom AG (b)	8,430	5,059,194
Zurich Insurance Group AG	48,967	22,502,030

(Cost $136,573,809)		145,157,368

United Kingdom - 23.0%
Admiral Group PLC	63,361	2,530,886
Anglo American PLC	416,332	21,355,802
BAE Systems PLC	1,032,324	9,967,333
British American Tobacco PLC	709,410	31,044,629
GlaxoSmithKline PLC	1,637,471	33,953,638
Hargreaves Lansdown PLC	115,781	1,762,437
Imperial Brands PLC	307,981	6,772,900
National Grid PLC	1,177,088	17,859,386
Persimmon PLC	103,830	3,361,646
Rio Tinto PLC	365,517	28,400,955
Schroders PLC	40,472	1,663,854
St James’s Place PLC	175,872	3,311,928
Tesco PLC	2,501,781	9,726,230
Unilever PLC	835,767	42,012,909

(Cost $194,859,086)		213,724,533

TOTAL COMMON STOCKS (Cost $873,396,906)		922,356,363

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $141,585)	141,585	141,585

TOTAL INVESTMENTS - 99.3% (Cost $873,538,491)		$922,497,948
Other assets and liabilities, net - 0.7%		6,576,266

NET ASSETS - 100.0%		$929,074,214

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
38,049,568	—	(38,049,568)(e)	—	—	478	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
508,224	44,971,764	(45,338,403)	—	—	320	—	141,585	141,585

38,557,792	44,971,764	(83,387,971)	—	—	798	—	141,585	141,585

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $8,615,655, which is 0.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,086,371.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

Securities are listed in country of domicile.

At February 28, 2022 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Materials	$177,200,649	19.2%
Financials	168,950,383	18.3
Health Care	162,837,482	17.7
Consumer Staples	127,949,421	13.9
Utilities	86,100,118	9.3
Communication Services	71,420,749	7.7
Industrials	55,848,915	6.1
Consumer Discretionary	47,599,322	5.2
Real Estate	17,315,054	1.9
Energy	5,970,726	0.6
Information Technology	1,163,544	0.1

Total	$922,356,363	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
CAC40 10 EURO Futures	EUR	28	$2,122,614	$2,092,972	3/18/2022	$(29,642)
EURO STOXX 50 Futures	EUR	10	450,803	441,081	3/18/2022	(9,722)
FTSE 100 Index Futures	GBP	11	1,084,229	1,097,277	3/18/2022	13,048
MSCI EAFE Futures	USD	25	2,678,825	2,699,750	3/18/2022	20,925

Total net unrealized depreciation						$(5,391)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$922,356,363	$—	$—	$922,356,363
Short-Term Investments(g)	141,585	—	—	141,585
Derivatives(h)
Futures Contracts	33,973	—	—	33,973

TOTAL	$922,531,921	$—	$—	$922,531,921

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(39,364)	$—	$—	$(39,364)

TOTAL	$(39,364)	$—	$—	$(39,364)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.